COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2014
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum lease payments under non-cancelable operating leases
	December 31, 2014
	RMB’000	US$’000

2015	19,233	3,100
2016	17,276	2,784
2017	6,824	1,100

	43,333	6,984